Schedule of cost of sales (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total cost of sales	kr (395,406)	kr (304,046)
Contract driver costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(156,426)	(120,807)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(95,117)	(75,340)
Transport costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(51,715)	(44,367)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(54,916)	(36,791)
Maintenance costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(16,572)	(11,751)
Insurance member [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(5,321)	(5,009)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	(4,486)	(3,295)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	kr (10,853)	kr (6,686)